Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Genius Sports Ltd
Entity Central Index Key	0001834489
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	Y7
Entity Address, Country	DE